Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		7/15/2015
2	Collection Period	6/1/2015	6/30/2015	30
3	Monthly Interest Period-Actual	6/15/2015	7/14/2015	30
4	Monthly Interest - Scheduled	6/15/2015	7/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	138,713,953.55	-	-	7,309,927.30	131,404,026.25	0.8604245
7	Class A-2b Notes	152,720,000.00	138,713,953.56	-	-	7,309,927.30	131,404,026.26	0.8604245
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	571,017,907.11	0.00	0.00	14,619,854.60	556,398,052.51
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	601,147,907.11	$0.00	$0.00	$14,619,854.60	586,528,052.51

	Overcollateralization
13	Exchange Note	83,702,679.54	71,665,760.49				70,203,775.03
14	Series 2013-A Notes	19,254,115.86	43,843,937.28				45,305,922.74

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	82,072.42	0.5374045	7,309,927.30	47.8648985	0.00
19	Class A-2b Notes	0.18550%	0.39550%	45,717.81	0.2993571	7,309,927.30	47.8648985	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			425,593.89	0.6045883	14,619,854.60	20.7686090	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			467,022.64	0.6362100	14,619,854.60	19.9161587	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		753,324,115.86	644,991,844.39				631,833,975.25

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	702,037,750.28
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	548,527,177.98

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	19	36,814.56
30	Turn-in Ratio on Scheduled Terminations			15.79%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	36,086	716,657,604.88
32	Depreciation/Payments		(8,151,019.69)
33	Gross Credit Losses	(36)	(710,190.45)
34	Early Terminations — Regular	(2)	(39,991.75)
35	Scheduled Terminations — Returned	(18)	(283,869.56)
36	Payoff Units & Lease Reversals	(257)	(5,434,783.15)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	35,773	702,037,750.28

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	597,214.67

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(10,830.42)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	35,565	99.60%	697,878,637.56
46	31 - 60 Days Delinquent	128	0.36%	2,673,300.74
47	61 - 90 Days Delinquent	11	0.03%	217,440.31
48	91+ Days Delinquent	3	0.01%	66,180.53

49	Total	35,707	100.00%	700,835,559.14

50	Prepayment Speed (1 Month)	0.78%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	20	323,861.31
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(291,402.37)
53	Less: Excess Wear and Tear Received in Current Period		-
54	Less: Excess Mileage Received in Current Period		(1,137.66)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		31,321.28

56	Beginning Cumulative Net Residual Losses		(104,391.94)
57	Current Period Net Residual Losses		31,321.28

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(73,070.66)

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	36	710,190.45
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(640,102.35)

62	Current Period Net Credit Losses/(Gains)		70,088.10

63	Beginning Cumulative Net Credit Losses		1,383,970.52
64	Current Period Net Credit Losses		70,088.10

65	Ending Cumulative Net Credit Losses		1,454,058.62

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.17%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	11,304,720.23
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	262,542.28
69	Liquidation Proceeds, Recoveries & Expenses	618,565.77
70	Insurance Proceeds	21,536.58
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	29,997.75
72	Payoff Payments	6,075,629.99
73	All Other Payments Received	-

74	Collected Amounts	18,312,992.60

75	Investment Earnings on Collection Account	1,061.06

76	Total Collected Amounts, prior to Servicer Advances	18,314,053.66

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	18,314,053.66

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	597,214.67
80	Interest on the Exchange Note - to the Trust Collection Account	886,863.79
81	Principal on the Exchange Note - to the Trust Collection Account	13,157,869.14
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,197,315.69
83	Remaining Funds Payable to Trust Collection Account	474,790.37

84	Total Distributions	18,314,053.66

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	17,716,838.99

86	Investment Earnings on Reserve Account	264.86

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	17,717,103.85

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	29,860.73
90	Class A Noteholders' Interest Distributable Amount	425,593.89
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,428.75
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	14,619,854.60
96	Remaining Funds Payable to Certificateholder	2,600,365.88

97	Total Distributions	17,717,103.85